SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) cashGeneratingUnit segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2022 installment
Summary Of Significant Accounting Policies [Line Items]
Number of cash-generating unit | cashGeneratingUnit		2
Intangible assets	$ 88,521,000	$ 88,521,000	$ 25,419,000	$ 23,560,000
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Discount rate applied to cash flow projections	15.00%	15.00%
Effective tax rate		15.00%
Impairments		$ 0	$ 0	$ 0
Incremental costs to obtain contracts with customers		0
Costs to fulfill contracts with customers		$ 0
Incremental borrowing rate	7.00%	7.00%	8.00%	10.50%
Number of segment | segment		1
Term Loan Agreement with Investor
Summary Of Significant Accounting Policies [Line Items]
Borrowings, term	2 years
NDC Media
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired					100.00%
Installments | installment					2
GOODWILL
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	$ 10,800,000	$ 10,800,000	$ 0	$ 0
Fantasy sports, domain names and related websites
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Discount rate applied to cash flow projections	15.00%	15.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Minimum | Non-executive Directors
Summary Of Significant Accounting Policies [Line Items]
Restricted period		1 year
Minimum | Fantasy sports, domain names and related websites
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Effective tax rate		0.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	20.00%	20.00%
Maximum | Non-executive Directors
Summary Of Significant Accounting Policies [Line Items]
Restricted period		3 years
Maximum | Fantasy sports, domain names and related websites
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	24.00%	24.00%
Effective tax rate		25.00%
Capitalised development expenditure
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life		60 months
Mobile Apps
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life		48 months	48 months	48 months
Customer Contract Member | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life		12 months
Customer Contract Member | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life		24 months
Customer Base | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life		16 years